Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies (Details) [Line Items]
Commitment For Future Salaries	$ 584,000
Contractual Salaries Expense	351,000	255,000
Operating Leases, Future Minimum Payments Due	217,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	207,000
Operating Leases, Future Minimum Payments, Due in Two Years	10,000
Operating Leases, Future Minimum Payments, Due in Three Years	0
Operating Leases, Rent Expense	327,000	290,000
Legal Proceedings [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Accrual, Current	$ 593,000